Intangible Content Assets (Tables)	12 Months Ended
Mar. 31, 2020
Intangible Content Assets
Schedule of Intangible Content Assets
	Gross Content Assets	Accumulated Amortization	Impairment Loss	Content Assets
As at March 31, 2020
Film and content rights	$1,835,263	$(975,774)	$(557,510)	$301,979
Content advances	427,046	—	(274,325)	152,721
Film productions	12,089	—	(4,900)	7,189
Non-current content assets	$2,274,398	$(975,774)	$(836,735)	$461,889

As at March 31, 2019
Film and content rights	$1,675,406	(954,628)	(366,703)	$354,075
Content advances	378,268	—	(38,832)	339,436
Film productions	13,061	—	—	13,061
Non-current content assets	$2,066,735	(954,628)	(405,535)	$706,572

Schedule of Reconciliation of Changes in Intangible Content Assets
	As At ended March 31
	2020	2019
	(in thousands)
Film productions
Opening balance	$13,061	$10,867
Additions	9,314	3,413
Exchange difference	(751)	(775)
Impairment loss (Refer to Note 2 (c))	(4,900)	—
Transfer to film and content rights	(9,535)	(444)
Closing balance	$7,189	$13,061

Content advances
Opening balance	$339,436	$349,568
Additions (*) (**)	255,940	261,002
Reclassifications	—	(65)
Exchange difference	(9,484)	(12,314)
Impairment loss (Refer to Note 2 (c))	(235,493)	(38,832)
Transfer to film and content rights	(197,678)	(219,923)
Closing balance	$152,721	$339,436

Film and content rights
Opening balance	$354,075	$638,108
Amortization	(64,451)	(130,155)
Exchange difference	(4,486)	(7,542)
Impairment loss (Refer to Note 2 (c))	(190,807)	(366,703)
Transfer from inventory	435	—
Transfer from film productions and content advances	207,213	220,367
Closing balance	$301,979	$354,075

(*)represents non-cash movement on account of de-recognition of financial liabilities amounting to $90,118 (2019: $160,615) [Refer Note 31].

(**) capital creditors amounting $24,513 were settled by issuance of A Ordinary Shares, [Refer note 27].